Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS
11.	INTANGIBLE ASSETS

	Development	Other
	costs	intangibles	Total
	US$	US$	US$
Cost
At January 1, 2022	17,455,922	1,906,780	19,362,702
Additions	4,734,550	-	4,734,550
Impairment during the year	-	(1,871,976)	(1,871,976)
Exchange realignment	302,050	(34,804)	267,246

At December 31, 2022 and January 1, 2023	22,492,522	-	22,492,522
Additions	2,097,621	-	2,097,621
Impairment during the year	(3,105,507)	-	(3,105,507)
Exchange realignment	335,329	-	335,329

At December 31, 2023	21,819,965	-	21,819,965

Accumulated amortization
At January 1, 2022	4,546,452	237,593	4,784,045
Amortization provided during the year	3,401,957	187,198	3,589,155
Impairment during the year	-	(421,195)	(421,195)
Exchange realignment	137,441	(3,596)	133,845

At December 31, 2022 and January 1, 2023	8,085,850	-	8,085,850
Amortization provided during the year	6,202,250	-	6,202,250
Exchange realignment	237,782	-	237,782

At December 31, 2023	14,525,882	-	14,525,882

Net carrying amount
At December 31, 2023	7,294,083	-	7,294,083

At December 31, 2022	14,406,672	-	14,406,672

During the year ended December 31, 2023, an impairment loss of US$3,105,507 (2022: Nil; 2021: Nil) was recognized as certain development projects were abandoned and written down to their recoverable amount of nil as a result of changes in the Company’s technology development investment strategy.

During the year ended December 31, 2023, the Group also revised the estimated useful lives of certain intangible assets to better reflect the expected period of usage. The change has been applied prospectively and resulted in an increase in amortization of approximately US$1,900,000 for the year.